Supplement dated November 1, 2017
to the Summary Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2017
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Columbia Convertible Securities Fund	7/1/2017
Columbia Global Strategic Equity Fund	6/1/2017
Columbia Large Cap Enhanced Core Fund	7/1/2017
Columbia Large Cap Growth Fund III	7/1/2017
Columbia Large Cap Index Fund	7/1/2017
Columbia Mid Cap Index Fund	7/1/2017
Columbia Mid Cap Value Fund	7/1/2017
Columbia Overseas Value Fund	7/1/2017
Columbia Select Global Growth Fund	7/1/2017
Columbia Select International Equity Fund	7/1/2017
Columbia Select Large Cap Equity Fund	7/1/2017
Columbia Short Term Bond Fund	8/1/2017
Columbia Short Term Municipal Bond Fund	9/1/2017
Columbia Small Cap Index Fund	7/1/2017
Columbia Small Cap Value Fund II	7/1/2017
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	8/1/2017
Columbia Alternative Beta Fund	10/1/2017
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia Balanced Fund	1/1/2017
Columbia Bond Fund	9/1/2017
Columbia California Tax-Exempt Fund	3/1/2017
Columbia Contrarian Core Fund	1/1/2017
Columbia Corporate Income Fund	9/1/2017
Columbia Disciplined Small Core Fund	1/1/2017
Columbia Diversified Absolute Return Fund	10/1/2017
Columbia Diversified Real Return Fund	6/1/2017
Columbia Dividend Income Fund	10/1/2017
Columbia Emerging Markets Fund	1/1/2017
Columbia Global Dividend Opportunity Fund	1/1/2017
Columbia Global Energy and Natural Resources Fund	1/1/2017
Columbia Global Technology Growth Fund	1/1/2017
Columbia Greater China Fund	1/1/2017
Columbia High Yield Municipal Fund	10/1/2017
SUP000_00_059_(11/17)

Fund	Summary Prospectus Dated
Columbia Mid Cap Growth Fund	1/1/2017
Columbia Multi-Asset Income Fund	9/1/2017
Columbia New York Tax-Exempt Fund	3/1/2017
Columbia Pacific/Asia Fund	8/1/2017
Columbia Real Estate Equity Fund	5/1/2017
Columbia Select Large Cap Growth Fund	8/1/2017
Columbia Small Cap Growth Fund I	1/1/2017
Columbia Small Cap Value Fund I	9/1/2017
Columbia Strategic Income Fund	3/1/2017
Columbia Total Return Bond Fund	9/1/2017
Columbia U.S. Treasury Index Fund	9/1/2017
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Columbia Commodity Strategy Fund	10/1/2017
Columbia Diversified Equity Income Fund	10/1/2017
Columbia Dividend Opportunity Fund	10/1/2017
Columbia Emerging Markets Bond Fund	3/1/2017
Columbia European Equity Fund	3/1/2017
Columbia Flexible Capital Income Fund	10/1/2017
Columbia Global Bond Fund	3/1/2017
Columbia Global Equity Value Fund	7/1/2017
Columbia Global Infrastructure Fund	9/1/2017
Columbia High Yield Bond Fund	10/1/2017
Columbia Income Builder Fund	6/1/2017
Columbia Mortgage Opportunities Fund	10/1/2017
Columbia Select Global Equity Fund	3/1/2017
Columbia Select Large-Cap Value Fund	10/1/2017
Columbia Select Smaller-Cap Value Fund	10/1/2017
Columbia Seligman Communications and Information Fund	10/1/2017
Columbia Seligman Global Technology Fund	3/1/2017
Columbia Small/Mid Cap Value Fund	10/1/2017
Columbia U.S. Government Mortgage Fund	10/1/2017
Effective immediately (unless otherwise noted), the following changes are hereby made to each Fund's Summary Prospectus:
Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)

SUP000_00_059_(11/17)

Effective on or about March 9, 2018, the shares held by Class K shareholders will be exchanged for Class Adv shares of the same Fund for all Funds except Columbia Small Cap Index Fund. Effective the same date, Class K shares of Columbia Small Cap Index Fund will be exchanged for Class Inst2 shares of the same Fund. The exchange of Class K shares for all Funds will be a tax-free transaction with no impact on the fees and expenses paid by shareholders, and Class K shares of the Fund will no longer be offered for sale. Shares representing the Investment Manager's initial capital may be redeemed, instead of exchanged, on or about the same date.
For Columbia Absolute Return Currency and Income Fund only: Effective December 1, 2017, the "Minimum Initial Investment" table under the caption "Purchase and Sale of Fund Shares" is hereby revised to reflect that the minimum initial investment for Class A, Class C and Class T shares is $100 for systematic investment plan accounts, $1,000 for IRAs other than systematic investment plan accounts, and $2,000 for all other accounts.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
3
SUP000_00_059_(11/17)